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                                                                         497(j)

               [SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)]


                               March 10, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re: Van Kampen California Municipal Income Fund, a series of Van Kampen Tax Free Trust -- Rule 497(j) Filing (File Nos. 2-99715 and 811-4386)

Ladies and Gentlemen:

        Van Kampen California Municipal Income Fund, a series of Van Kampen Tax Free Trust (the "Registrant"), filed via EDGAR on March 7, 2000, one electronically signed copy of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto. The Registration Statement and Exhibits were filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the prospectus and statement of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

        Should the staff have any questions regarding the foregoing, please contact me at (312) 407-0863.


                                                Very truly yours,


                                                /s/ Charles B. Taylor
                                                    ---------------------------